Concentration of Credit Risk	12 Months Ended
Dec. 31, 2012
Concentration of Credit Risk
11.	Concentration of Credit Risk

During the years ended December 31, 2012 and 2011, two tenants, Medical Business Service, Inc. and Devry, Inc., each accounted for more than 10% of the Company’s rental revenue included in discontinued operations during one or both of these years. Medical Business Service, Inc. accounted for 11.3% and 19.6%, respectively, and Devry, Inc. accounted for 4.2% and 10.2%, respectively, of the Company’s rental income from operating leases. Based on the Company’s anticipated rental revenues from Gwinnett Center and its Long Point Property, as well as other multifamily properties expected to be operational for all or a portion of 2013, the Company expects revenues from these tenants will be less than 5% in 2013.

Additionally, during the year ended December 31, 2012, all of the Company’s properties were located in the southeastern and sunbelt regions of the United States, particularly Texas and North Carolina.